Stock Repurchase Program	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock Repurchase Program

Note 8 – Stock Repurchase Program

As of June 30, 2012, the Company has repurchased a total of 5,384,510 shares of its common stock under its prior repurchase plans at an average price of $12.91 per share. The Company announced on June 6, 2012, that it terminated its stock repurchase plan in connection with its adoption of a Plan of Conversion and Reorganization to a fully public company.

(15)	Stock Repurchase Program

On September 9, 2011, the Board of Directors of the Company authorized the continuance of the stock repurchase program. Under its current program, the Company intends to repurchase up to 2,066,379 additional shares, representing approximately 5% of its outstanding shares. The timing of the repurchases will depend on certain factors, including but not limited to, market conditions and prices, the Company’s liquidity and capital requirements, and alternative uses of capital. Any repurchased shares will be held as treasury stock and will be available for general corporate purposes. The Company is conducting such repurchases in accordance with a Rule 10b5-1 trading plan. As of December 31, 2011, the company held 5,114,020 shares in treasury at a weighted average cost of $12.86 per share.